Revisions of Previously Issued Financial Statements (Details) - Schedule of consolidated balance sheet	Dec. 31, 2020 USD ($)
As reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Derivative liability
Total liabilities	(19,635,076)
Additional paid-in capital	95,090,833
Accumulated deficit	(57,872,599)
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Derivative liability	(311,376)
Total liabilities	(311,376)
Additional paid-in capital	(1,004,450)
Accumulated deficit	693,074
As revised [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Derivative liability	(311,376)
Total liabilities	(19,946,452)
Additional paid-in capital	94,086,433
Accumulated deficit	$ (57,179,525)